Stockholders' Equity - Q3, Equity-based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended		12 Months Ended
		Jul. 27, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Aug. 01, 2016	Dec. 31, 2014
Assumptions used in estimating fair value of options granted [Abstract]
Common stock issued (in shares)			20,968,707		0
Stock based compensation			$ 0.3	$ 0.1
Total unrecognized compensation expense related to non-vested stock awards			$ 2.5
Class B Common Stock [Member]
Assumptions used in estimating fair value of options granted [Abstract]
Common stock issued (in shares)			0		1,513,592		1,287,696
Class B Common Stock [Member] | Maximum [Member]
Assumptions used in estimating fair value of options granted [Abstract]
Expected life					3 years 3 months
Stock Option [Member]
Assumptions used in estimating fair value of options granted [Abstract]
Risk-free rate of return			1.26%
Dividend yield			1.25%
Expected share price volatility	[1]		18.50%
Expected life	[2]		6 years 3 months 18 days
Restricted stock [Member]
Assumptions used in estimating fair value of options granted [Abstract]
Total unrecognized compensation expense related to non-vested stock awards					$ 0.1
2010 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)		2,073,832
2010 Stock Incentive Plan [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)					2,730,167
Award vesting period					7 years
2010 Stock Incentive Plan [Member] | Restricted stock [Member] | Class B Common Stock [Member]
Assumptions used in estimating fair value of options granted [Abstract]
Common stock issued (in shares)						1,783,858
2016 Omnibus Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during the period (in shares)		1,036,916
Options granted during the period, exercise price (in dollars per share)		$ 16.00
Award vesting period			4 years
Weighted average fair market value of options granted (in dollars per share)			$ 2.71
2016 Omnibus Incentive Plan [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option granted			10 years

[1]	Expected volatility was based on the Company's competitors within the industry.
[2]	Expected life was calculated using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period, as the Company does not have sufficient historical data for determining the expected term of our stock option awards.